REVENUE	12 Months Ended
Dec. 31, 2019
REVENUE
REVENUE

(3) REVENUE

Beginning with the first quarter of 2019, we revised our sales by product and service. Accordingly, we have restated our disaggregated revenue table by product and service offering below to conform with the 2019 presentation.

We have determined the following types of performance obligations exist within our contracts with customers:

Critical infrastructure & solutions

We identify delivery of products as performance obligations within the critical infrastructure & solutions offering. Such products include AC and DC power management, thermal management, modular hyperscale type data center sites, as well as hardware for managing IT equipment. We generally satisfy these performance obligations and recognize revenue for these products at a point in time when control has transferred to the customer. The transfer of control generally occurs when the product has been shipped or delivery has occurred, depending on shipping terms.

For customized products that the customer controls at the customer’s site while we build and customize the product, we recognize revenue over time because the customer obtains control of the asset as it is built. For these products, we use an input method to recognize revenue based on costs incurred relative to total estimated project costs as this represents the most faithful measure of the goods transferred to the customer.

Services & software solutions

Services include preventative maintenance, acceptance testing, engineering and consulting, performance assessments, remote monitoring, training, spare parts, and digital critical infrastructure software. Services are generally recognized as the services are provided, or straight-line for stand-ready contracts, because the customer simultaneously receives and consumes the benefit as we perform the services. We recognize revenue for software applications at a point in time upon transfer of the software and monitoring services are recognized over time.

I.T. and edge infrastructure and solutions

Performance obligations within I.T. and edge infrastructure include the delivery of racks, rack power, rack power distribution, rack thermal systems, and configurable integrated solutions. For these performance obligations, we recognize revenue at a point in time based on when transfer of control occurs.

Disaggregation of Revenues

The following table disaggregates our revenue by product and service offering and timing of transfer of control:

	Year Ended December 31, 2019
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,355.4	$763.2	$514.0	$2,632.6
Services & software solutions	679.4	336.0	283.5	1,298.9
I.T. & Edge infrastructure	194.3	178.8	126.6	499.7
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

Timing of revenue recognition:
Products and services transferred at a point in time	$1,592.4	$1,007.1	$748.9	$3,348.4
Products and services transferred over time	636.7	270.9	175.2	1,082.8
Total	$2,229.1	$1,278.0	$924.1	$4,431.2

	Year Ended December 31, 2018
			Europe, Middle East,
	Americas	Asia Pacific	& Africa	Total
Sales by Product and Service Offering:
Critical infrastructure & solutions	$1,246.4	$723.9	$481.5	$2,451.8
Services & software solutions	669.8	339.1	267.2	1,276.1
I.T. & Edge infrastructure	229.5	181.2	147.0	557.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

Timing of revenue recognition:
Products and services transferred at a point in time	$1,530.6	$973.5	$701.8	$3,205.9
Products and services transferred over time	615.1	270.7	193.9	1,079.7
Total	$2,145.7	$1,244.2	$895.7	$4,285.6

The opening and closing balances of our current and long-term contract assets and current and long-term deferred revenue are as follows:

	Balances at	Balances at
	December 31, 2019	December 31, 2018
Deferred revenue - current (1)	$160.9	$170.5
Deferred revenue - noncurrent (2)	41.3	36.5
Other contract liabilities - current (1)	39.8	29.8
(1)	Current deferred revenue and contract liabilities are included within accrued expenses.
(2)	Noncurrent deferred revenue is recorded within other long-term liabilities.

Deferred revenue consists primarily of maintenance, extended warranty and other service contracts. We expect to recognize revenue of $21.8,  $12.8 and $6.7 in the years ending December 31, 2021, 2022, and thereafter, respectively.